UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2013

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.0%
Dana Holding Corp.	95,600	$2,183,504
Standard Motor Products Inc.	80,081	2,575,405
Stoneridge Inc.	248,155	2,682,556	*

Total Auto Components		7,441,465

Automobiles - 0.4%
Winnebago Industries Inc.	127,007	3,297,102	*

Diversified Consumer Services - 0.5%
Steiner Leisure Ltd.	1,200	50,503	*
Stewart Enterprises Inc., Class A Shares	254,308	3,341,607

Total Diversified Consumer Services		3,392,110

Hotels, Restaurants & Leisure - 2.2%
CEC Entertainment Inc.	82,947	3,803,949
Cracker Barrel Old Country Store Inc.	56,200	5,802,088
Jack in the Box Inc.	72,300	2,892,000	*
Marcus Corp.	55,081	800,327
Marriott Vacations Worldwide Corp.	44,100	1,940,400	*
Monarch Casino & Resort Inc.	54,163	1,028,014	*

Total Hotels, Restaurants & Leisure		16,266,778

Household Durables - 0.2%
M.D.C. Holdings Inc.	48,724	1,462,207

Internet & Catalog Retail - 0.5%
Orbitz Worldwide Inc.	344,900	3,321,387	*

Leisure Equipment & Products - 1.0%
Arctic Cat Inc.	37,204	2,122,488
Leapfrog Enterprises Inc.	191,922	1,807,905	*
Smith & Wesson Holding Corp.	323,100	3,550,869	*

Total Leisure Equipment & Products		7,481,262

Media - 2.0%
Ballantyne Strong Inc.	16,451	70,081	*
Cumulus Media Inc., Class A Shares	416,951	2,209,840	*
Entravision Communications Corp., Class A Shares	643,381	3,795,948
Live Nation Inc.	218,500	4,053,175	*
National CineMedia Inc.	54,525	1,028,342
Scholastic Corp.	15,844	453,931
Valassis Communications Inc.	102,000	2,945,760

Total Media		14,557,077

Multiline Retail - 0.2%
Dillard’s Inc., Class A Shares	16,000	1,252,800

Specialty Retail - 2.9%
Aaron’s Inc.	15,465	428,381
Big 5 Sporting Goods Corp.	81,581	1,311,822
Brown Shoe Co. Inc.	119,740	2,810,298
Buckle Inc.	42,500	2,297,125
Christopher & Banks Corp.	88,944	641,286	*
Destination Maternity Corp.	58,990	1,875,882
Genesco. Inc.	38,200	2,505,156	*
hhgregg Inc.	78,328	1,402,855	*
Lumber Liquidators Holdings Inc.	13,600	1,450,440	*
Penske Automotive Group Inc.	90,300	3,858,519
Rent-A-Center Inc.	66,181	2,521,496

Total Specialty Retail		21,103,260

Textiles, Apparel & Luxury Goods - 0.8%
Iconix Brand Group Inc.	147,400	4,896,628	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 0.8% (continued)
Unifi Inc.	29,517	$689,517	*

Total Textiles, Apparel & Luxury Goods		5,586,145

TOTAL CONSUMER DISCRETIONARY		85,161,593

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 0.5%
Rite Aid Corp.	682,900	3,250,604	*

Food Products - 0.6%
John B. Sanfilippo & Son Inc.	8,510	197,347
Pilgrim’s Pride Corp.	79,672	1,337,693	*
Sanderson Farms Inc.	46,000	3,001,040

Total Food Products		4,536,080

Personal Products - 1.8%
Inter Parfums Inc.	52,230	1,566,378
Nu Skin Enterprises Inc., Class A Shares	57,365	5,492,125
Prestige Brands Holdings Inc.	93,400	2,813,208	*
USANA Health Sciences Inc.	37,780	3,278,926	*

Total Personal Products		13,150,637

TOTAL CONSUMER STAPLES		20,937,321

ENERGY - 5.7%
Energy Equipment & Services - 2.2%
Bristow Group Inc.	42,850	3,117,766
Exterran Holdings Inc.	146,400	4,036,248	*
GulfMark Offshore Inc., Class A Shares	43,000	2,188,270
Hercules Offshore Inc.	443,900	3,271,543	*
Matrix Service Co.	14,940	293,123	*
Vantage Drilling Co.	736,916	1,274,865	*
Willbros Group Inc.	165,609	1,520,290	*

Total Energy Equipment & Services		15,702,105

Oil, Gas & Consumable Fuels - 3.5%
Alon USA Energy Inc.	89,451	913,295
Delek US Holdings Inc.	78,500	1,655,565
Energy XXI (Bermuda) Ltd.	71,900	2,171,380
EPL Oil & Gas Inc.	126,800	4,705,548	*
Matador Resources Co.	63,060	1,029,770	*
Rosetta Resources Inc.	19,900	1,083,754	*
SemGroup Corp., Class A Shares	62,200	3,546,644
Stone Energy Corp.	100,200	3,249,486	*
Targa Resources Corp.	13,516	986,127
VAALCO Energy Inc.	402,202	2,244,287	*
Western Refining Inc.	133,300	4,004,332

Total Oil, Gas & Consumable Fuels		25,590,188

TOTAL ENERGY		41,292,293

FINANCIALS - 22.3%
Capital Markets - 1.5%
Arlington Asset Investment Corp., Class A Shares	78,407	1,864,518
FXCM Inc., Class A Shares	166,297	3,284,366
Manning & Napier Inc.	117,186	1,954,663
MCG Capital Corp.	512,720	2,584,109
WisdomTree Investments Inc.	123,082	1,428,982	*

Total Capital Markets		11,116,638

Commercial Banks - 7.3%
Columbia Banking System Inc.	103,700	2,561,390
Community Trust Bancorp Inc.	21,889	888,474
First Interstate BancSystem Inc., Class A Shares	8,350	201,652
First Merchants Corp.	114,360	1,981,859
FirstMerit Corp.	205,100	4,452,721
FNB Corp.	217,000	2,632,210
Hanmi Financial Corp.	201,730	3,342,666

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Commercial Banks - 7.3% (continued)
Lakeland Financial Corp.	64,958	$2,120,879
MB Financial Inc.	126,900	3,583,656
OFG Bancorp	153,527	2,485,602
PrivateBancorp Inc.	179,600	3,843,440
S&T Bancorp Inc.	20,048	485,563
Sandy Spring Bancorp Inc.	31,600	735,016
Susquehanna Bancshares Inc.	220,840	2,771,542
Union First Market Bankshares Corp.	47,105	1,100,844
United Community Banks Inc.	232,890	3,493,350	*
Webster Financial Corp.	136,100	3,474,633
Wesbanco Inc.	78,400	2,330,832
Western Alliance Bancorp	207,967	3,936,815	*
Wilshire Bancorp Inc.	454,700	3,719,446
Wintrust Financial Corp.	78,400	3,219,888

Total Commercial Banks		53,362,478

Consumer Finance - 2.6%
Credit Acceptance Corp.	27,293	3,024,337	*
DFC Global Corp.	185,736	2,041,239	*
Encore Capital Group Inc.	97,900	4,489,694	*
EZCORP Inc., Class A Shares	84,223	1,421,684	*
Nelnet Inc., Class A Shares	75,400	2,899,130
Portfolio Recovery Associates Inc.	81,900	4,909,086	*

Total Consumer Finance		18,785,170

Insurance - 2.7%
American Equity Investment Life Holding Co.	241,880	5,132,694
First American Financial Corp.	172,400	4,197,940
HCI Group Inc.	46,345	1,892,730
Maiden Holdings Ltd.	203,200	2,399,792
Meadowbrook Insurance Group Inc.	275,507	1,790,795
Platinum Underwriters Holdings Ltd.	57,660	3,444,032
Tower Group International Ltd.	78,700	550,900
United Fire Group Inc.	8,919	271,762

Total Insurance		19,680,645

Real Estate Investment Trusts (REITs) - 7.1%
Ashford Hospitality Trust	280,720	3,464,085
Cedar Shopping Centers Inc.	332,890	1,724,370
DiamondRock Hospitality Co.	311,300	3,321,571
DuPont Fabros Technology Inc.	146,200	3,767,574
EPR Properties	51,500	2,510,110
FelCor Lodging Trust Inc.	595,600	3,668,896	*
First Industrial Realty Trust Inc.	232,590	3,784,239
Geo Group Inc.	47,947	1,594,238
Getty Realty Corp.	48,200	936,526
Hersha Hospitality Trust	462,100	2,583,139
LaSalle Hotel Properties	104,200	2,971,784
New Residential Investment Corp.	162,630	1,076,611
Pennsylvania Real Estate Investment Trust	146,400	2,737,680
Potlatch Corp.	90,400	3,587,072
Redwood Trust Inc.	151,470	2,982,444
Resource Capital Corp.	389,000	2,310,660
RLJ Lodging Trust	174,400	4,096,656
Summit Hotel Properties Inc.	89,649	823,874
Sunstone Hotel Investors Inc.	292,700	3,728,998

Total Real Estate Investment Trusts (REITs)		51,670,527

Thrifts & Mortgage Finance - 1.1%
First Defiance Financial Corp.	19,087	446,445
Home Loan Servicing Solutions Ltd.	143,500	3,158,435
HomeStreet Inc.	3,080	59,444
Ocwen Financial Corp.	85,100	4,746,027	*

Total Thrifts & Mortgage Finance		8,410,351

TOTAL FINANCIALS		163,025,809

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
HEALTH CARE - 13.4%
Biotechnology - 4.4%
Alkermes PLC	112,900	$3,795,698	*
AMAG Pharmaceuticals Inc.	100,400	2,156,592	*
Epizyme Inc.	71,196	2,857,095	*
Insys Therapeutics Inc.	30,000	1,049,700	*
Isis Pharmaceuticals Inc.	109,800	4,121,892	*
Neurocrine Biosciences Inc.	153,161	1,733,783	*
NPS Pharmaceuticals Inc.	177,900	5,658,999	*
PDL BioPharma Inc.	441,350	3,517,559
Peregrine Pharmaceuticals Inc.	391,300	551,733	*
Repligen Corp.	249,894	2,771,324	*
SciClone Pharmaceuticals Inc.	413,580	2,096,851	*
Vanda Pharmaceuticals Inc.	141,900	1,556,643	*

Total Biotechnology		31,867,869

Health Care Equipment & Supplies - 2.4%
Anika Therapeutics Inc.	22,500	539,100	*
CONMED Corp.	36,286	1,233,361
Cynosure Inc., Class A Shares	80,600	1,838,486	*
Dexcom Inc.	86,285	2,435,826	*
Invacare Corp.	125,176	2,161,789
Natus Medical Inc.	103,861	1,472,749	*
NuVasive Inc.	41,853	1,024,980	*
STERIS Corp.	105,159	4,517,631
West Pharmaceutical Services Inc.	48,800	2,008,120

Total Health Care Equipment & Supplies		17,232,042

Health Care Providers & Services - 2.7%
Bio-Reference Laboratories Inc.	132,059	3,945,923	*
Centene Corp.	29,832	1,908,055	*
Ensign Group Inc.	20,500	842,755
Magellan Health Services Inc.	59,410	3,562,224	*
Molina Healthcare Inc.	84,700	3,015,320	*
PharMerica Corp.	166,600	2,210,782	*
Skilled Healthcare Group Inc., Class A Shares	98,162	427,986	*
WellCare Health Plans Inc.	60,241	4,201,207	*

Total Health Care Providers & Services		20,114,252

Health Care Technology - 0.3%
Omnicell Inc.	106,160	2,513,869	*

Life Sciences Tools & Services - 0.5%
Cambrex Corp.	48,201	636,253	*
Parexel International Corp.	63,900	3,209,697	*

Total Life Sciences Tools & Services		3,845,950

Pharmaceuticals - 3.1%
Endocyte Inc.	71,080	947,497	*
Impax Laboratories Inc.	87,100	1,786,421	*
Jazz Pharmaceuticals PLC	37,500	3,448,875	*
Medicines Co.	124,833	4,184,402	*
Questcor Pharmaceuticals Inc.	98,300	5,701,400
Sagent Pharmaceuticals Inc.	29,800	607,920	*
Santarus Inc.	260,104	5,870,547	*

Total Pharmaceuticals		22,547,062

TOTAL HEALTH CARE		98,121,044

INDUSTRIALS - 15.1%
Aerospace & Defense - 2.6%
AAR Corp.	174,500	4,769,085
Curtiss-Wright Corp.	98,194	4,611,190
Ducommun Inc.	71,015	2,036,710	*
Esterline Technologies Corp.	53,400	4,266,126	*
Taser International Inc.	207,430	3,092,782	*

Total Aerospace & Defense		18,775,893

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp.	26,503	$1,018,245	*

Airlines - 1.1%
Alaska Air Group Inc.	35,692	2,235,033
Hawaiian Holdings Inc.	37,407	278,308	*
US Airways Group Inc.	303,200	5,748,672	*

Total Airlines		8,262,013

Commercial Services & Supplies - 2.0%
Consolidated Graphics Inc.	20,900	1,171,654	*
Deluxe Corp.	90,300	3,761,898
Kimball International Inc., Class B Shares	169,527	1,880,054
Quad Graphics Inc.	65,477	1,987,882
TeleTech Holdings Inc.	29,844	748,786	*
United Stationers Inc.	110,893	4,823,846

Total Commercial Services & Supplies		14,374,120

Construction & Engineering - 1.5%
EMCOR Group Inc.	117,727	4,606,658
Granite Construction Inc.	110,917	3,394,060
Pike Electric Corp.	270,400	3,060,928

Total Construction & Engineering		11,061,646

Electrical Equipment - 1.4%
AZZ Inc.	70,800	2,963,688
Generac Holdings Inc.	95,700	4,080,648
General Cable Corp.	99,900	3,171,825

Total Electrical Equipment		10,216,161

Industrial Conglomerates - 0.2%
Tredegar Corp.	61,671	1,603,446

Machinery - 2.8%
Albany International Corp., Class A Shares	62,194	2,230,899
Federal Signal Corp.	189,047	2,433,035	*
Hyster-Yale Materials Handling Inc.	60,128	5,391,678
Kadant Inc.	13,602	456,891
L.B. Foster Co., Class A	47,230	2,160,300
Mueller Industries Inc.	25,200	1,402,884
Mueller Water Products Inc., Class A Shares	478,400	3,822,416
NACCO Industries Inc., Class A Shares	31,231	1,730,822
Xerium Technologies Inc.	87,362	1,012,525	*

Total Machinery		20,641,450

Professional Services - 1.2%
Insperity Inc.	84,633	3,182,201
Kforce Inc.	119,772	2,118,767
Korn/Ferry International	17,372	371,761	*
Resources Connection Inc.	205,320	2,786,192

Total Professional Services		8,458,921

Road & Rail - 1.4%
AMERCO	18,100	3,332,753
Saia Inc.	81,825	2,551,303	*
Swift Transportation Co.	204,800	4,134,912	*

Total Road & Rail		10,018,968

Trading Companies & Distributors - 0.8%
Aircastle Ltd.	196,357	3,418,575
H&E Equipment Services Inc.	75,801	2,013,275	*

Total Trading Companies & Distributors		5,431,850

TOTAL INDUSTRIALS		109,862,713

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.0%
Aruba Networks Inc.	81,500	$1,356,160	*
Black Box Corp.	54,027	1,655,387
Brocade Communications Systems Inc.	323,900	2,607,395	*
Calix Inc.	224,292	2,855,237	*
Ciena Corp.	81,700	2,040,866	*
Comtech Telecommunications Corp.	58,633	1,425,955
Harmonic Inc.	383,569	2,949,646	*

Total Communications Equipment		14,890,646

Computers & Peripherals - 1.2%
Cray Inc.	36,127	869,577	*
Datalink Corp.	88,470	1,196,114	*
Immersion Corp.	94,087	1,241,008	*
Silicon Graphics International Corp.	135,400	2,200,250	*
Super Micro Computer Inc.	68,611	928,993	*
Xyratex Ltd.	198,262	2,206,656

Total Computers & Peripherals		8,642,598

Electronic Equipment, Instruments & Components - 2.1%
Benchmark Electronics Inc.	154,739	3,541,976	*
Checkpoint Systems Inc.	107,777	1,799,876	*
Daktronics Inc.	55,256	618,314
Insight Enterprises Inc.	128,510	2,431,409	*
Plexus Corp.	100,000	3,720,000	*
Sanmina Corp.	184,500	3,226,905	*
Vishay Precision Group Inc.	17,200	250,260	*

Total Electronic Equipment, Instruments & Components		15,588,740

Internet Software & Services - 1.5%
Digital River Inc.	124,500	2,224,815	*
Stamps.com Inc.	42,062	1,931,908	*
United Online Inc.	179,624	1,433,399
ValueClick Inc.	106,900	2,228,865	*
VistaPrint NV	56,579	3,197,845	*

Total Internet Software & Services		11,016,832

IT Services - 3.2%
Acxiom Corp.	105,716	3,001,277	*
Ciber Inc.	511,793	1,688,917	*
Convergys Corp.	237,750	4,457,813
Heartland Payment Systems Inc.	92,700	3,682,044
iGATE Corp.	65,371	1,814,699	*
Syntel Inc.	27,414	2,195,861
Unisys Corp.	136,013	3,426,167	*
Virtusa Corp.	100,234	2,912,800	*

Total IT Services		23,179,578

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries Inc.	186,800	3,272,736	*
Cirrus Logic Inc.	109,600	2,485,728	*
Diodes Inc.	33,800	828,100	*
First Solar Inc.	35,900	1,443,539	*
Integrated Silicon Solutions Inc.	24,990	272,141	*
IXYS Corp.	25,000	241,250
Kulicke & Soffa Industries Inc.	215,900	2,493,645	*
OmniVision Technologies Inc.	161,500	2,472,565	*
Photronics Inc.	359,362	2,813,805	*
PLX Technology, Inc.	110,605	665,842	*
RF Micro Devices Inc.	750,700	4,233,948	*
Silicon Image Inc.	456,045	2,435,280	*
Spansion Inc.	149,429	1,507,739	*
Synaptics Inc.	77,100	3,413,988	*
TriQuint Semiconductor Inc.	136,600	1,110,558	*

Total Semiconductors & Semiconductor Equipment		29,690,864

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Software - 4.3%
Aspen Technology Inc.	125,100	$4,322,205	*
Comverse Inc.	52,772	1,686,066	*
Manhattan Associates Inc.	49,400	4,715,230	*
Mentor Graphics Corp.	151,600	3,542,892
NetScout Systems Inc.	134,965	3,451,055	*
Pegasystems Inc.	83,519	3,324,891
Progress Software Corp.	156,573	4,052,109	*
PTC Inc.	102,103	2,902,788	*
SeaChange International Inc.	125,875	1,443,786	*
Tivo, Inc.	148,326	1,845,176	*

Total Software		31,286,198

TOTAL INFORMATION TECHNOLOGY		134,295,456

MATERIALS - 4.7%
Chemicals - 1.6%
A. Schulman Inc.	85,632	2,522,719
American Pacific Corp.	11,457	627,385	*
FutureFuel Corp.	141,400	2,539,544
Landec Corp.	128,150	1,563,430	*
Minerals Technologies Inc.	9,720	479,876
OM Group Inc.	124,500	4,205,610	*

Total Chemicals		11,938,564

Construction Materials - 0.2%
Headwaters Inc.	168,357	1,513,529	*

Containers & Packaging - 0.3%
AEP Industries Inc.	20,957	1,557,315	*
Myers Industrials Inc.	24,666	496,033

Total Containers & Packaging		2,053,348

Metals & Mining - 1.2%
Century Aluminum Co.	81,350	654,868	*
Coeur Mining Inc.	161,000	1,940,050	*
Handy & Harman Ltd.	11,000	262,570	*
Kaiser Aluminum Corp.	21,800	1,553,250
SunCoke Energy Inc.	100,938	1,715,946	*
Worthington Industries Inc.	75,700	2,606,351

Total Metals & Mining		8,733,035

Paper & Forest Products - 1.4%
Domtar Corp.	5,800	460,636
Louisiana-Pacific Corp.	159,900	2,812,641	*
Neenah Paper Inc.	26,665	1,048,201
P.H. Glatfelter Co.	21,206	574,047
Resolute Forest Products	160,100	2,116,522	*
Schweitzer-Mauduit International Inc.	48,070	2,909,677

Total Paper & Forest Products		9,921,724

TOTAL MATERIALS		34,160,200

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
IDT Corp., Class B Shares	42,289	750,630
magicJack VocalTec Ltd.	17,350	223,295	*
Straight Path Communications Inc., Class B Shares	21,144	111,217	*
Vonage Holdings Corp.	1,005,620	3,157,647	*

Total Diversified Telecommunication Services		4,242,789

Wireless Telecommunication Services - 0.2%
USA Mobility Inc.	135,358	1,916,669

TOTAL TELECOMMUNICATION SERVICES		6,159,458

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
UTILITIES - 2.0%
Electric Utilities - 0.8%
Otter Tail Corp.	90,000	$2,484,000
Portland General Electric Co.	9,136	257,909
UNS Energy Corp.	63,150	2,944,053

Total Electric Utilities		5,685,962

Gas Utilities - 0.8%
Chesapeake Utilities Corp.	43,100	2,262,319
Southwest Gas Corp.	72,800	3,640,000

Total Gas Utilities		5,902,319

Water Utilities - 0.4%
American States Water Co.	109,600	3,020,576

TOTAL UTILITIES		14,608,857

TOTAL COMMON STOCKS (Cost - $572,893,153)		707,624,744

INVESTMENT IN UNDERLYING FUNDS - 1.9%
iShares Trust - iShares Russell 2000 Index Fund (Cost - $13,230,516)	133,893	14,275,672

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $586,123,669)		721,900,416

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Interest in $1,450,000,000 joint tri-party repurchase agreement dated 9/30/13 with RBS Securities Inc.; Proceeds at maturity - $7,685,011; (Fully collateralized by various U.S. government obligations, 0.250% to 3.375% due 2/28/15 to 8/31/20; Market value - $7,838,701) (Cost - $7,685,000)	0.050%	10/1/13	$7,685,000	7,685,000

TOTAL INVESTMENTS - 100.0% (Cost - $593,808,669#)				729,585,416
Other Assets in Excess of Liabilities - 0.0%				172,142

TOTAL NET ASSETS - 100.0%				$729,757,558

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (the “Fund”) is a separate diversified investment series of
Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 30, 2012, the Fund was reorganized as a new series of the Trust. Prior to April 30, 2012, the Fund was organized as a series of Legg Mason Charles Street Trust, Inc., a Maryland corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$707,624,744	—	—	$707,624,744
Investment in underlying funds	14,275,672	—	—	14,275,672

Total long-term investments	$721,900,416	—	—	$721,900,416

Short-term investments†	—	$7,685,000	—	7,685,000

Total investments	$721,900,416	$7,685,000	—	$729,585,416

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$152,491,394
Gross unrealized depreciation	(16,714,647)

Net unrealized appreciation	$135,776,747

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2013, the Fund did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2013